Significant Accounting Policies - Schedule of Class A Ordinary Shares Subject to Possible Redemption (Details) - USD ($)	3 Months Ended			6 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Schedule of Class A Ordinary Shares Subject to Possible Redemption [Abstract]
Gross proceeds				$ 175,000,000	$ 175,000,000
Less:
Proceeds allocated to Public Warrants				(525,000)	(525,000)
Proceeds allocated to over-allotment option				(312,296)	(312,296)
Class A ordinary shares issuance costs				(10,956,268)	(10,956,268)
Plus:
Remeasurement of carrying value to redemption value					13,390,834
Accretion for common stock to redemption amount	$ 1,860,391	$ 1,819,161	$ 1,785,684	13,390,834
Class A ordinary shares subject to possible redemption	$ 182,062,506	$ 180,202,115	$ 178,382,954	$ 176,597,270	$ 176,597,270